Earnings / (loss) per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings per share [line items]
Convertible notes (in shares)	5,445,455	0	0
Convertible Notes Due 2025
Earnings per share [line items]
Convertible notes (in shares)	5,757,698
Convertible Senior Notes Due 2022 and Due 2025
Earnings per share [line items]
Convertible notes (in shares)	7,661,365
Restricted Stock
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement	2,705,989	2,997,992	3,806,773
Convertible Debt Securities
Earnings per share [line items]
Antidilutive securities (in shares)		7,324,132	4,004,702